CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit (loss)	$ 1,026	$ (2,855)	$ 3,781
Adjustments to reconcile net profit to net cash flows provided by operating activities:
Depreciation and goodwill amortization	1,731	1,893	1,739
Capital loss on disposal of fixed assets	85	101	26
Revaluation of long term loans	10	16	1
Decrease (increase) in deferred tax benefit	133	1,528	(3,012)
Changes in employee severance benefits, net	41	(59)	217
Decrease (increase) in trade receivables	171	(78)	(1,531)
Decrease (increase) in other receivables and prepaid expenses	249	(319)	46
Decrease (increase) in inventories	213	848	(451)
Increase (decrease) in trade payables	(1,396)	(1,441)	655
Increase (decrease) in other liabilities and accrued expenses	(543)	445	147
Net cash provided by operating activities	1,720	79	$ 1,618
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets	(69)	(212)
Purchase of fixed assets, net	(797)	(2,431)	$ (950)
Net cash used in investing activities	(866)	(2,643)	(950)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (decrease) in short- term credit	(2,063)	1,352	(2,577)
Repayment of long-term loans	(207)	(806)	$ (564)
Proceeds from long-term loans	$ 1,707	$ 1,179
Proceeds from issuance of shares			$ 3,543
Repayment of credit from fixed asset payables	$ (505)	$ (477)	(515)
Net cash provided by (used in) financing activities	(1,068)	1,248	(113)
Effect of exchange rate on cash and cash equivalents	123	(69)	24
Net increase (decrease) in cash	(91)	(1,385)	579
Cash at beginning of the year	1,129	2,514	1,935
Cash at end of the year	1,038	1,129	2,514
SUPPLEMENTAL CASH FLOW INFORMATION:
Income tax paid	43	40	110
Interest paid	175	146	356
Non-cash activities:
Purchase of fixed assets	$ 984	$ 523	$ 514